Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share for each class of common stock - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Redeemable Common Stock [Member]
Numerator:
Allocation of net loss	$ (2,932,707)	$ (292,326)
Weighted-average shares outstanding including common stock subject to redemption	17,250,000	6,462,329
Basic and diluted net loss per share	$ (0.17)	$ (0.05)
Non-Redeemable Common Stock [Member]
Numerator:
Allocation of net loss	$ (765,437)	$ (182,259)
Weighted-average shares outstanding including common stock subject to redemption	4,502,250	4,029,134
Basic and diluted net loss per share	$ (0.17)	$ (0.05)